Cover	Apr. 04, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2021
Entity File Number	001-02217
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Entity Tax Identification Number	58-0628465
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Coca-Cola Plaza
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30313
City Area Code	(404)
Local Phone Number	676-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.25 Par Value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.25 Par Value
Trading Symbol	KO
Security Exchange Name	NYSE
0.750% Notes Due 2023
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.750% Notes Due 2023
Trading Symbol	KO23B
Security Exchange Name	NYSE
0.500% Notes Due 2024
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.500% Notes Due 2024
Trading Symbol	KO24
Security Exchange Name	NYSE
1.875% Notes Due 2026
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.875% Notes Due 2026
Trading Symbol	KO26
Security Exchange Name	NYSE
0.750% Notes Due 2026
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.750% Notes Due 2026
Trading Symbol	KO26C
Security Exchange Name	NYSE
1.125% Notes Due 2027
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.125% Notes Due 2027
Trading Symbol	KO27
Security Exchange Name	NYSE
0.125% Notes Due 2029
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29A
Security Exchange Name	NYSE
Sec 0. 125 Notes Due 20291 [Member]
Affiliate, Collateralized Security [Line Items]
Trading Symbol	KO29B
1.250% Notes Due 2031
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.250% Notes Due 2031
Trading Symbol	KO31
Security Exchange Name	NYSE
0.375% Notes Due 2033
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.375% Notes Due 2033
Trading Symbol	KO33
Security Exchange Name	NYSE
0.500% Notes Due 2033
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.500% Notes Due 2033
Trading Symbol	KO33A
Security Exchange Name	NYSE
1.625% Notes Due 2035
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.625% Notes Due 2035
Trading Symbol	KO35
Security Exchange Name	NYSE
1.100% Notes Due 2036
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.100% Notes Due 2036
Trading Symbol	KO36
Security Exchange Name	NYSE
0.800% Notes Due 2040
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.800% Notes Due 2040
Trading Symbol	KO40B
Security Exchange Name	NYSE
1.000% Notes Due 2041
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.000% Notes Due 2041
Trading Symbol	KO41
Security Exchange Name	NYSE